ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Comprehensive Income (Loss), before Reclassification Adjustments and Tax [Abstract]
Unrealized gain (loss) on debt securities	$ 36,643	$ 65,858	$ (14,461)
Unrealized gain (loss) on derivatives	0	281	628
Retirement obligations	2,001	4,630	(12,319)
Total	38,644	70,769	(26,152)
Other Comprehensive Income (Loss) Reclassifications before Tax [Abstract]
Unrealized gain (loss) on debt securities	(4,563)	(370)	(161)
Unrealized gain (loss) on derivatives	0	0	0
Retirement obligation	1,921	1,390	1,775
Total	(6,484)	(1,760)	(1,936)
Transactions Pre-tax
Unrealized gain (loss) on debt securities	41,206	66,228	(14,300)
Unrealized gain (loss) on derivatives	0	281	628
Retirement obligation	3,922	6,020	(10,544)
Total	45,128	72,529	(24,216)
Transactions Tax-effect
Unrealized gain (loss) on debt securities	(8,894)	(14,269)	3,071
Unrealized gain (loss) on derivatives	0	(64)	(144)
Retirement obligation	(893)	(1,371)	2,364
Total	(9,787)	(15,704)	5,291
Transactions Net of tax
Unrealized gain (loss) on debt securities	32,312	51,959	(11,229)
Unrealized gain (loss) on derivatives	0	217	484
Retirement obligation	3,029	4,649	(8,180)
Total	35,341	56,825	(18,925)
Cumulative effect of accounting change
Unrealized gain (loss) on debt securities		906	(190)
Unrealized gain (loss) on derivatives		0	(124)
Retirement obligation		0	(4,779)
Total		906	(5,093)
Balances Net of tax
Unrealized gain (loss) on debt securities	73,576	41,264	(11,601)	$ (182)
Unrealized gain (loss) on derivatives	0	0	(217)	(577)
Retirement obligation	(24,912)	(27,941)	(32,590)	(19,631)
Total	$ 48,664	$ 13,323	$ (44,408)	$ (20,390)